Condensed Consolidated Statements of Operations	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 85,000
Operating Expenses
General and administrative	7,630,335
Stock-based compensation	442,043
Operating Loss	(7,987,378)
Other Income (expense)
Realized loss on sale of digital assets	(54,463,684)
Realized loss on digital assets	(54,463,684)
Change in fair value of digital assets	(25,005,384)
Change in fair value of conversion feature - preferred units	56,298,500
Change in fair value of convertible notes conversion feature	2,350,290
Change in fair value of derivative liability	106,264
Interest and dividend income	259,942
Interest expense	(534,054)
Other (expenses) income, net	(20,988,126)
Net (Loss) Income	$ (28,975,504)
Weighted average number of shares of common stock outstanding, basic | shares	73,685,031
Weighted average number of shares of common stock outstanding diluted | shares	73,685,031
Net (loss) income per common stock, basic | $ / shares	$ (0.39)
Net (loss) income per common stock, diluted | $ / shares	$ (0.39)